EQUITY (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price		$ 1.25
Expected dividend yield	0.00%
Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term	4 days
Expected average volatility	74.00%
Risk-free interest rate	0.98%
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term	4 years 11 months 1 day
Expected average volatility	350.00%
Risk-free interest rate	2.14%
Warrant
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price				$ 0.00	$ 0.00
Expected term				0 years	0 years
Expected average volatility				0.00%	0.00%
Expected dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate				0.00%	0.00%
Warrant | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 0.83		$ 1.25
Expected term	1 year	5 years 8 months 19 days	1 year
Expected average volatility	176.00%	179.00%	187.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.42%	1.17%	0.66%
Warrant | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 3.25		$ 3.25
Expected term	5 years	7 years 11 months 5 days	5 years
Expected average volatility	189.00%	180.00%	216.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.01%	1.83%	1.84%